RESTRICTIONS ON CASH AND DIVIDENDS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Restrictions on Subsidiary Dividends, Loans or Advances [Line Items]
Average Restriction on Cash and Due From Bank Accounts	$ 66.7	$ 58.9
Subsidiaries [Member]
Restrictions on Subsidiary Dividends, Loans or Advances [Line Items]
Retained Earnings, Unappropriated	546.5
Amount Available for Dividend Distribution without Affecting Capital Adequacy Requirements	$ 163.1